Allowance for Credit Losses (Details Textuals) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Allowance for credit losses (Textuals)
The recorded investment in past-due finance lease receivables on nonaccrual status	$ 0.6	$ 0.7
The recorded investment in impaired notes receivable	4.1	4.1
The recorded investment in impaired notes related allowance	$ 4.1	4.1
Minimum [Member]
Allowance for credit losses (Textuals)
Past Due Period of Financing Receivable Accruing Interest	90 days
Period required for considering financing receivable as non accrual status	60 days
Period for placing financing receivables on non-accrual status	89 days
Maximum [Member]
Allowance for credit losses (Textuals)
Period required for considering financing receivable as non accrual status	89 days
Latin America [Member]
Allowance for credit losses (Textuals)
Finance lease receivables	$ 49.5	$ 58.8
Finance Leases Financing Receivable [Member]
Allowance for credit losses (Textuals)
Finance leases and notes receivables individually evaluated for impairment	63.5		$ 118.9
Notes Receivable [Member]
Allowance for credit losses (Textuals)
Finance leases and notes receivables individually evaluated for impairment	$ 8.7		$ 14.6